Cover page Entities	Oct. 26, 2023
Cover [Abstract]
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Registrant Name	State Street Corp
City Area Code	(617)
Entity Central Index Key	0000093751
Document Type	8-K
Entity Incorporation, State or Country Code	MA
Document Period End Date	Oct. 26, 2023
Soliciting Material	false
Written Communications	false
Entity File Number	001-07511
Entity Tax Identification Number	04-2456637
Entity Address, City or Town	Boston
Pre-commencement Tender Offer	false
Entity Address, State or Province	MA
Local Phone Number	786-3000
Entity Address, Postal Zip Code	02114
Pre-commencement Issuer Tender Offer	false
Entity Address, Address Line One	One Congress Street